General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Accounting and legal	$ 2,049	$ 2,397
Amortization and depreciation	1,503	313
Office and administration	8,970	9,293
Salaries and consulting fees	29,281	24,343
Incentive payments	6,887	8,213
Other	3,739	4,900
General and administrative	$ 52,429	$ 49,459